Leases	6 Months Ended
Jun. 30, 2022
Leases
Leases

4.  Leases

As at June 30, 2022, the Company was a party, as the lessee, to six finance lease facilities. The Company’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the finance lease facilities, which totaled 12 vessels as at June 30, 2022. ASC has provided guarantees in respect of the finance lease facilities. These guarantees can be called upon following a payment default. The outstanding principal balances on each finance lease facility as at June 30, 2022 and December 31, 2021 were as follows:

	As at
In thousands of U.S. Dollars	June 30, 2022	December 31, 2021
Japanese Leases No.1 and 2	—	21,677
Japanese Lease No.3	9,237	10,747
CMBFL Leases No.1 to 4	61,615	65,187
Ocean Yield ASA	47,638	50,320
Japanese Lease No.4	18,819	19,942
China Huarong Leases	35,131	37,385
CMBFL / Shandong	62,802	65,625
Finance lease obligations	235,242	270,883
Amounts representing interest and deferred finance fees	(37,219)	(44,428)
Finance lease obligations, net of interest and deferred finance fees	198,023	226,455
Current portion of finance lease obligations	25,428	21,783
Current portion of deferred finance fees	(519)	(699)
Non-current portion of finance lease obligations	175,091	207,592
Non-current portion of deferred finance fees	(1,977)	(2,221)
Total finance lease obligations, net of deferred finance fees	198,023	226,455

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As at
In thousands of U.S. Dollars	June 30, 2022
2022(1)	21,720
2023	24,528
2024	23,887
2025	81,558
2026	12,550
2027 - 2030	70,999
Finance lease obligations	235,242
Amounts representing interest and deferred finance fees	(37,219)
Finance lease obligations, net of interest and deferred finance fees	198,023

(1) Six-month period ending December 31, 2022

4.  Leases (continued)

Japanese Leases No. 1 and 2

On May 30, 2017, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Sealeader and Ardmore Sealifter, with JPV No. 7 and JPV No. 8, respectively. The facility was drawn down in May 2017. Repayments on the leases are made on a monthly basis and include principal and interest. The finance leases are scheduled to expire in 2023 and include purchase options exercisable by the Company. As part of the lease arrangement, the Company provided the purchasers with $2.9 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount is included in the consolidated balance sheets as ‘Amount receivable in respect of finance leases’ with the associated finance lease liability presented gross of the $2.9 million. On May 31, 2022, Ardmore exercised the purchase option for both vessels and repaid the facility in full.

Japanese Lease No. 3

On January 30, 2018, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Sealancer with Neil Co., Ltd. The facility was drawn down in January 2018. Repayments on the lease are made on a monthly basis and include principal and interest. The finance lease is scheduled to expire in 2024 and includes purchase options exercisable by the Company. As part of the lease arrangement, the Company provided the purchaser with $1.4 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount has been offset against the finance lease liability in the consolidated balance sheets, with the associated finance lease liability presented net of the $1.4 million. On July 1, 2022, Ardmore exercised the purchase option and repaid the facility in full. As at June 30, 2022, the Company recorded an advance payment against the lease obligation of $9.3 million, which is included in advances and deposits in the condensed consolidated balance sheet.

CMBFL Leases No. 1 to 4

On June 26, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Endurance and Ardmore Enterprise, respectively, with CMB Financial Leasing Co., Ltd (“CMBFL”). The facility was drawn down in June 2018. Interest is calculated at a rate of LIBOR plus 3.10%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

On October 25, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Encounter and Ardmore Explorer, respectively, with CMBFL. The facility was drawn down in October 2018. Interest is calculated at a rate of LIBOR plus 3.00%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

4.  Leases (continued)

Ocean Yield ASA

On October 25, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Dauntless and Ardmore Defender, respectively, with Ocean Yield ASA. The facility was drawn down in October 2018. Interest is calculated at a rate of LIBOR plus 4.50%. Principal repayments on the leases are made on a monthly basis.

The finance leases are scheduled to expire in 2030 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

Japanese Lease No. 4

On November 30, 2018, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement), of the Ardmore Engineer with Rich Ocean Shipping. The facility was drawn down in December 2018. Interest is calculated at a rate of LIBOR plus 3.20%. Principal repayments on the lease are made on a monthly basis. The finance lease is scheduled to expire in 2029 and includes a mandatory purchase obligation for the Company to repurchase the vessel, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date.

China Huarong Leases

On November 30, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement), of the Ardmore Seavanguard and Ardmore Exporter, respectively, with China Huarong Financial Leasing Co., Ltd (“China Huarong”). The facility was drawn down in December 2018. Interest is calculated at a rate of LIBOR plus 3.50%. Principal repayments on the leases are made on a quarterly basis. The finance leases are scheduled to expire in 2025 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date. On June 29, 2022, Ardmore gave notice to exercise the purchase option for both vessels on September 6, 2022.

CMBFL / Shandong

On June 25, 2021, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Seawolf and Ardmore Seahawk with CMBFL / Shandong, resulting in gross proceeds of $49.0 million less fees of $1.0 million. The facility was drawn down in June 2021. Principal repayments on the leases are made on a monthly basis. The finance leases are scheduled to expire in 2029 with a firm duration of five years with options to renew for a maximum period of eight years.  Repurchase options, exercisable by the Company, are also included which begin on the third anniversary of the lease term.

Finance Leases Financial Covenants

Some of the Company’s existing finance lease facilities (as described above) include financial covenants which are the same, or no more onerous than, the Company’s long-term debt financial covenants described in Note 3. The Company was in full compliance with all of its finance lease related financial covenants as at June 30, 2022 and December 31, 2021.

4.  Leases (continued)

Long Term Operating Leases

The Company sold the Ardmore Sealeader and subsequently chartered it back from the buyer for a period of 24 months effective June 5, 2022.  Chartered-in vessels include both lease and non-lease components.  The lease component relates to the cost to a lessee to control the use of the vessel and the non-lease components relate to the cost to the lessees for the lessor to operate the vessel.  For time charters-in, the Company has separated non-lease components from the lease component and scoped out non-lease components from the application of FASB Accounting Standards Codification 842, Leases (“ASC 842”).

Operating leases are included in operating lease, right-of-use (“ROU”) asset, current portion of operating lease obligations, and non-current portion of operating lease obligations in the Company’s consolidated balance sheets.  ROU asset represents our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease.  Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term.  Lease expense for lease payments is recognized on a straight-line basis over the lease term.

As our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate used by the Company of 4.5% is obtained independently and is comparable with what the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term.

The Company makes significant judgements and assumptions to separate the lease component from the non-lease component of its time chartered-in vessels. The Company uses readily determinable and observable data for the purposes of determining the standalone cost of the vessel lease and operating service components of the Company’s time charters.  The Company proportionately allocates the consideration of the contract to lease and non-lease components based on their relative standalone prices.

The Company have entered into two further long term lease agreements for a period of 24 months, for which an ROU asset and lease liability will be recognized. This will be effective in the third quarter of 2022.

Short Term Leases

The Company has entered into two short term lease agreements with one agreement effective July 30, 2021 to charter-in a 2010 built vessel for a period of 12 months and the other agreement effective March 1, 2022 to charter-in a 2009 built vessel for a period of six months. The Company elected the practical expedient of ASC 842, which allows for time charter-in contracts with an initial lease term of 12 months or less to be excluded from the operating lease right-of-use assets and lease liabilities. The Company will continue to recognize the lease costs for all operating leases as charter hire expenses, split between lease and non-lease components, on the condensed consolidated statements of operations on a straight-line basis over the lease term.